SCHEDULE OF INTANGIBLE ASSETS ACQUIRED (Details) - Foundation Sports [Member]	Jun. 21, 2021 USD ($)
Business Acquisition [Line Items]
Total purchase price	$ 3,550,000
Goodwill [Member]
Business Acquisition [Line Items]
Total purchase price	1,240,000
Trade Names [Member]
Business Acquisition [Line Items]
Total purchase price	70,000
Computer Software, Intangible Asset [Member]
Business Acquisition [Line Items]
Total purchase price	240,000
Customer Relationships [Member]
Business Acquisition [Line Items]
Total purchase price	$ 2,000,000